Federated Hermes Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Shares or Principal Amount			Value
		MUNICIPAL BONDS—57.5%
		Alabama—1.0%
$5,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 4.630% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	$4,898,076
1,500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), 5.500%, Mandatory Tender 2/1/2029	1,579,353
5,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	5,381,034
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	2,066,840
		TOTAL	13,925,303
		Arizona—1.3%
1,225,000		Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	1,243,747
1,500,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	1,317,700
4,250,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revolving Loan Fund Revenue Bonds (Series 2022A), 5.000%, 11/1/2047	4,394,509
2,300,000		Maricopa County, AZ, IDA (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), (Arizona Public School Credit Enhancement Program GTD), 5.000%, 7/1/2048	2,340,122
665,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	661,221
2,500,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	2,640,274
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,015,724
2,000,000	[2]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	2,011,289
		TOTAL	17,624,586
		California—3.6%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,014,938
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	219,515
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	216,053
500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	506,203
1,500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,508,913
1,135,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,143,554
65,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), (United States Treasury PRF 11/1/2024@100), 5.000%, 11/1/2039	66,553
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	3,721,592
2,000,000		California State, School Facilities UT GO Bonds, 5.000%, 11/1/2031	2,007,077
1,565,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,726,058
2,765,000	[2]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,698,023
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	2,941,301
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, (United States Treasury PRF 9/1/2023@100), 5.000%, 9/1/2032	500,703
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), (United States Treasury PRF 1/15/2024@100), 5.750%, 1/15/2046	3,036,200
2,650,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2022), 5.000%, 6/1/2051	2,759,679
2,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Senior Revenue Green Bonds (Series 2022I), 5.000%, 5/15/2048	2,205,334

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$2,055,000	Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2052	$2,237,674
1,535,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,648,738
4,670,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	5,691,357
400,000	Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Second Lien Refunding Bonds (Series 2021C), 4.000%, 6/1/2047	377,376
385,000	Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Senior Lien Refunding Bonds (Series 2021B-1), 4.000%, 6/1/2046	368,314
3,940,000	San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2046	3,824,902
1,990,000	San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2051	1,899,080
1,080,000	San Diego, CA Unified School District, UT GO Dedicated Property Tax Bonds (Series 2002M-2), 4.550%, 7/1/2052	1,112,189
2,420,000	San Francisco, CA Bay Area Rapid Transit District, GO Bonds (Series 2022D-1), 5.250%, 8/1/2047	2,720,521
2,440,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,624,174
	TOTAL	49,776,021
	Colorado—2.3%
1,000,000	Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2047	936,278
1,500,000	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,531,092
250,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	226,531
1,750,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	1,720,261
1,200,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	1,282,880
3,750,000	Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2044	3,774,419
5,880,000	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2051	5,826,871
5,170,000	Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.000%, 11/15/2044	5,232,983
2,815,000	Colorado State Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2019A), 4.000%, 11/15/2043	2,763,920
2,475,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), (Original Issue Yield: 5.050%), 5.000%, 11/15/2043	2,480,407
4,000,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2022C), 5.250%, 11/15/2053	4,416,938
1,500,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2022B), 5.250%, 11/15/2053	1,656,352
	TOTAL	31,848,932
	Connecticut—0.4%
3,000,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,298,765
1,500,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.250%, 7/1/2042	1,705,195
	TOTAL	5,003,960
	Delaware—0.1%
2,000,000	Delaware EDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	1,882,321
	District of Columbia—1.2%
1,140,000	District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,108,417
1,435,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,440,082
1,000,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	878,513
500,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	462,586
5,375,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2022A), 5.000%, 7/1/2035	6,288,848

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$6,090,000		District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	$6,542,014
		TOTAL	16,720,460
		Florida—2.4%
3,000,000		Brevard County, FL Health Facilities Authority (Health First, Inc.), Hospital Revenue Bonds (Series 2022A), 5.000%, 4/1/2042	3,166,147
4,465,000		Broward County, FL (Broward County, FL Convention Center Hotel), First Tier Revenue Bonds (Series 2022), (Broward County, FL GTD), 4.000%, 1/1/2051	4,290,811
5,000,000		Broward County, FL (Broward County, FL Tourist Development Tax Special Revenue), Convention Center Expansion Project Revenue Bonds (Series 2021), 4.000%, 9/1/2047	4,771,483
2,010,000		Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2040	1,959,923
3,206,483	[2,3,4]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	176,357
2,125,000		Hillsborough County, FL Aviation Authority (Tampa International Airport), Revenue Bonds (Series 2018F), 5.000%, 10/1/2048	2,231,467
1,055,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2052	891,868
1,400,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport Department), Seaport Revenue Bonds (Series 2013A), (United States Treasury PRF 10/1/2023@100), 5.750%, 10/1/2030	1,405,509
1,600,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport Department), Seaport Revenue Bonds (Series 2013A), (United States Treasury PRF 10/1/2023@100), 5.750%, 10/1/2032	1,606,296
620,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 4.000%, 10/1/2041	605,712
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2021), 4.000%, 10/1/2051	3,846,338
750,000		St. Johns County, FL IDA (Vicar's Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2046	559,700
7,535,000		Tampa, FL (Tampa, FL Water and Wastewater Systems), Water and Wastewater Revenue Bonds (Series 2022A), 5.000%, 10/1/2047	8,299,551
		TOTAL	33,811,162
		Georgia—2.6%
4,000,000		Atlanta, GA Airport General Revenue (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022A), 5.000%, 7/1/2047	4,361,642
6,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	6,140,259
2,500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.000%, 11/1/2032	2,711,506
3,000,000		Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2040	3,387,505
2,500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,478,782
665,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel First Tier Revenue Bonds (Series 2021A), 4.000%, 1/1/2054	562,473
4,135,000		Georgia Ports Authority, Revenue Bonds (Series 2022), 4.000%, 7/1/2052	3,992,174
1,000,000		Georgia Ports Authority, Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,111,337
4,000,000		Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	4,087,542
3,940,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.000%, 7/1/2060	3,942,644
3,515,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	3,658,806
		TOTAL	36,434,670
		Idaho—0.2%
2,000,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.250%, 10/1/2039	1,524,021
2,020,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	1,386,892
		TOTAL	2,910,913
		Illinois—5.8%
1,000,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), (Original Issue Yield: 5.190%), 5.000%, 4/1/2045	1,040,407
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2039	1,012,862

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$625,000	Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	$612,291
2,000,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2046	1,959,331
2,500,000	Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021A) Green Bonds, 4.000%, 12/1/2046	2,400,952
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2036	2,008,435
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	2,009,826
305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	311,223
2,000,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,098,636
1,335,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 5.000%, 12/1/2045	1,387,582
2,000,000	Chicago, IL Wastewater Transmission, Second Lien Wastewater Transmission Revenue Bonds (Series 2023A), (Assured Guaranty Municipal Corp. INS), 5.250%, 1/1/2048	2,172,125
1,660,000	Chicago, IL, Refunding UT GO Bonds (Series 2016C), 5.000%, 1/1/2038	1,675,406
2,000,000	Chicago, IL, UT GO Bonds (Series 2019A), 5.500%, 1/1/2049	2,089,435
1,000,000	Chicago, IL, UT GO Bonds (Series 2023A), 4.000%, 1/1/2035	987,646
3,250,000	Chicago, IL, UT GO Bonds (Series 2023A), 5.250%, 1/1/2038	3,508,782
3,000,000	Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	3,143,044
1,000,000	Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2029	1,106,887
750,000	Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2033	850,109
414,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	409,185
2,855,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	2,111,037
1,500,000	Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,542,645
5,000,000	Illinois Finance Authority (UChicago Medicine), Revenue Bonds (Series 2022A), 5.000%, 8/15/2052	5,253,030
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.000%, 1/1/2039	2,007,621
2,335,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2021A), 4.000%, 1/1/2046	2,253,201
4,320,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,597,707
1,500,000	Illinois State, UT GO Bonds (Series 2013A), (United States Treasury PRF 8/8/2023@100), 5.000%, 4/1/2035	1,500,384
2,880,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	3,020,983
3,500,000	Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	3,604,527
1,500,000	Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	1,447,747
4,000,000	Illinois State, UT GO Bonds (Series 2021B), 4.000%, 12/1/2038	3,932,565
3,000,000	Illinois State, UT GO Bonds (Series 2023B), (Original Issue Yield: 4.730%), 4.500%, 5/1/2048	2,991,248
705,000	Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	768,463
4,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,190,263
540,000	Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	521,604
4,400,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	4,440,772
2,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Refunding Bonds (Series 2022A), 4.000%, 12/15/2047	1,862,749
3,750,000	Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	3,857,758
	TOTAL	80,688,468
	Indiana—1.1%
3,735,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2022A), 5.500%, 1/1/2053	4,140,119
1,250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,312,508
4,000,000	Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2039	4,079,606
5,000,000	Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2047	5,397,134

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$765,000		Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	$784,348
		TOTAL	15,713,715
		Iowa—0.4%
542,361		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 5.400%, 11/15/2046	553,566
5,300,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, 12/1/2050	5,350,817
		TOTAL	5,904,383
		Kansas—0.4%
5,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	5,027,430
		Kentucky—0.6%
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,433,636
1,925,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Refunding Bonds (Series 2021B), (Assured Guaranty Municipal Corp. INS), 4.000%, 7/1/2053	1,717,196
5,565,000	[1]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.751% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	5,344,445
		TOTAL	8,495,277
		Louisiana—0.4%
2,400,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	2,580,970
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	1,091,990
1,450,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 5.850%, Mandatory Tender 6/1/2025	1,482,901
		TOTAL	5,155,861
		Maryland—0.6%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	6,520,542
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	284,760
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	575,921
600,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	604,517
		TOTAL	7,985,740
		Massachusetts—1.7%
5,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.250%, 10/1/2052	5,545,153
5,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,149,665
2,500,000		Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2022), 5.000%, 10/1/2044	2,775,186
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	5,150,622
5,000,000		Massachusetts State Transportation Fund Revenue, Rail Enhancement Program (Series 2022B), 5.000%, 6/1/2052	5,435,546
		TOTAL	24,056,172
		Michigan—1.2%
970,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	1,002,447
2,980,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Water Supply System Revenue Senior Lien Bonds (Series 2022A), 5.250%, 7/1/2052	3,192,817
1,530,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series I), 4.000%, 4/15/2054	1,472,186
1,250,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2038	1,376,234
1,875,000	[1]	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 4.730% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	1,837,047
4,000,000		Michigan State Finance Authority (Detroit, MI Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,007,026

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$2,500,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	$2,550,489
1,150,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	1,159,841
		TOTAL	16,598,087
		Minnesota—0.5%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	956,810
1,540,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	1,638,025
5,000,000	[1]	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds (Series 2022B) FRNs, (Royal Bank of Canada GTD), 4.558% (SOFR x 0.67 +1.000%), Mandatory Tender 12/1/2027	4,889,779
		TOTAL	7,484,614
		Missouri—0.5%
4,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	2,920,912
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds, 5.000%, 1/1/2044	2,510,211
1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2042	1,300,847
		TOTAL	6,731,970
		New Hampshire—0.0%
834,787	[2,3,4]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	183,653
		New Jersey—3.8%
1,800,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	1,972,088
4,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	4,349,336
1,245,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	1,293,813
70,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	72,745
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), (United States Treasury PRF 6/15/2027@100), 5.000%, 6/15/2033	1,080,866
930,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	1,033,740
1,570,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	1,643,368
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,048,359
5,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	5,582,216
750,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022BB), 4.000%, 6/15/2046	724,894
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	2,156,479
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2022CC), 5.000%, 6/15/2048	2,135,930
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), (Original Issue Yield: 4.250%), 4.250%, 6/15/2044	1,005,588
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	4,094,031
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	4,241,252
3,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2022B), 5.250%, 1/1/2052	3,916,772
1,500,000		South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	1,390,789
1,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	1,556,170
4,745,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2018A), 5.000%, 6/1/2035	5,063,298

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$7,975,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	$7,974,234
		TOTAL	52,335,968
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,258,229
		New York—5.5%
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,015,068
2,860,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	2,892,249
1,605,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 20114B), 5.250%, 11/15/2044	1,611,246
3,305,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.000%, 11/15/2042	3,304,877
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.250%, 11/15/2039	1,005,272
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,553,099
1,400,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	1,420,975
3,175,000		Monroe County, NY IDC (Rochester University, NY), Revenue Bonds (Series 2017C), 4.000%, 7/1/2043	3,128,104
2,500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022AA-3), 5.000%, 6/15/2047	2,758,458
3,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,306,688
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	1,944,068
2,100,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.000%, 8/1/2036	2,128,102
8,000,000		New York City, NY, UT GO Bonds (Series 2018B-1), 5.000%, 10/1/2039	8,458,774
1,500,000		New York City, NY, UT GO Bonds (Series 2023B-B1), 5.250%, 10/1/2047	1,674,954
2,500,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,448,495
2,260,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2020), 4.000%, 7/1/2046	2,187,510
7,280,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2021E), 4.000%, 3/15/2039	7,318,546
4,500,000		New York State Dormitory Authority (New York State Section 99-b Intercept Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS), 5.000%, 10/1/2034	5,104,656
1,500,000		New York State Power Authority (New York State Power Authority Transmission Project), Green Transmission Project Revenue Bonds (Series 2022A), (Assured Guaranty Municipal Corp. INS), 4.000%, 11/15/2052	1,449,332
1,010,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2020N), 5.000%, 1/1/2040	1,088,861
5,000,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2045	4,847,490
4,475,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	4,363,142
1,730,000		Triborough Bridge & Tunnel Authority, NY (MTA Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Bonds (Series 2021C-3), 4.000%, 5/15/2051	1,670,211
2,000,000		Triborough Bridge & Tunnel Authority, NY (MTA Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 5.000%, 11/15/2029	2,271,196
5,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2022A), 4.000%, 11/15/2052	4,785,443
3,355,000		Western Nassau County Water Authority, Water System Revenue Bonds (Series 2021A), 4.000%, 4/1/2051	3,276,436
		TOTAL	77,013,252
		North Carolina—0.9%
1,250,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,306,391

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—continued
$5,000,000		Charlotte, NC Airport (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2022A), 5.000%, 7/1/2052	$4,851,736
1,500,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,551,474
4,545,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019B) FRNs, 4.201% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	4,537,582
		TOTAL	12,247,183
		Ohio—2.5%
2,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2040	1,962,083
4,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 4.000%, 8/1/2047	3,859,463
2,320,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2042	2,330,027
8,530,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	7,927,970
3,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	2,904,993
2,500,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.250%, 2/15/2047	2,515,583
3,900,000		Franklin County, OH (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017), 4.000%, 12/1/2046	3,745,486
1,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	878,388
3,000,000		Miami University, OH, General Receipts Revenue and Refunding Bonds (Series 2020A), 4.000%, 9/1/2045	2,950,450
2,060,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	2,059,966
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,144,380
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2039	1,508,445
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2035	1,023,460
		TOTAL	34,810,694
		Oklahoma—0.1%
1,250,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,254,175
		Oregon—0.6%
3,525,000		Oregon State Housing and Community Services Department, Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	3,542,129
5,000,000		Oregon State, UT GO State Project Bonds (Series 2017C), 5.000%, 6/1/2034	5,357,190
		TOTAL	8,899,319
		Pennsylvania—3.5%
2,870,000	[1]	Allegheny County, PA Hospital Development Authority (UPMC Health System), Revenue Bonds (Series 2017D-2) FRNs, 4.680% (SIFMA 7-day +0.700%), Mandatory Tender 5/15/2027	2,803,900
4,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2022), 5.750%, 6/1/2047	4,624,240
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,072,819
5,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	5,583,799
550,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	562,969
130,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	133,065
675,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	675,609
5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2047	5,187,647
4,150,000		Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	3,875,805
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,396,187

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Refunding Bonds (Series 2022B), 4.000%, 5/1/2041	$962,728
1,290,000	Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	1,335,538
3,030,000	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	2,720,405
1,145,000	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	1,049,686
5,000,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.000%, 9/1/2045	5,052,600
2,430,000	Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	2,532,857
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	2,047,914
1,155,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	1,260,104
4,240,000	Pennsylvania State University, Revenue Bonds (Series 2022A), 5.000%, 9/1/2047	4,667,000
395,000	Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	402,935
	TOTAL	47,947,807
	Puerto Rico—1.3%
4,000,000	Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	4,359,098
5,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 3.450%, 7/1/2046	1,426,238
13,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	12,652,425
	TOTAL	18,437,761
	Rhode Island—0.7%
5,000,000	Rhode Island State Health and Educational Building Corp. (Brown University), Higher Education Facilities Revenue Bonds (Series 2022A), 5.000%, 9/1/2033	5,912,344
4,500,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,439,475
	TOTAL	10,351,819
	South Carolina—0.5%
6,250,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	6,313,214
	Tennessee—1.0%
6,105,000	Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.000%, 7/1/2040	5,890,448
5,000,000	Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	5,511,162
1,500,000	Metropolitan Nashville Tennessee Airport Authority, Airport Revenue Bonds (Series 2022A), 5.250%, 7/1/2047	1,651,829
1,280,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2023	1,280,960
	TOTAL	14,334,399
	Texas—4.7%
2,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2021B), 4.000%, 1/1/2051	1,819,300
1,080,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2033	1,082,158
500,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	500,192
3,000,000	Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,033,482
1,985,000	Conroe, TX Independent School District, UT GO Tax School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2047	1,980,588
3,000,000	Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.000%, 7/15/2040	3,063,443
1,000,000	Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), (United States Treasury PRF 10/1/2023@100), 5.000%, 10/1/2031	1,002,643
1,200,000	Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,166,813
764,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2021C), 4.000%, 9/1/2044	606,957

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Holding, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	$1,614,375
2,750,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 4.830% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,747,248
4,870,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	4,895,196
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,018,360
1,544,173	[4]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	618,142
325,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2024@102), 5.000%, 11/15/2036	337,365
650,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	532,299
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	924,012
3,000,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	3,020,728
1,430,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2018), 4.250%, 1/1/2049	1,404,688
335,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	326,667
835,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), (United States Treasury PRF 11/15/2024@100), 7.500%, 11/15/2034	878,429
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,144,916
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2027	784,664
3,570,000		San Antonio, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2052	3,912,903
1,610,000		San Antonio, TX Public Facilities Corp. (San Antonio, TX), Convention Center Facilities Lease Revenue Refunding and Improvement Bonds (Series 2022), 5.000%, 9/15/2033	1,858,204
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Hospital Revenue Bonds (Series 2022), 4.000%, 10/1/2042	973,926
1,000,000		Tarrant County, TX Hospital District, LT Bonds (Series 2023), (Original Issue Yield: 4.660%), 4.250%, 8/15/2053	976,682
1,990,000		Tarrant County, TX, LT Bonds (Series 2022), 5.000%, 7/15/2033	2,293,343
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,058,926
1,880,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,894,328
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,088,636
1,500,000		Texas Water Development Board, State Water Implementation Revenue Fund for Texas Revenue Bonds (Series 2022), 5.000%, 10/15/2047	1,636,826
5,000,000		University of Texas System (The Board of Regents of)—Permanent University Fund, General Revenue Bonds (Series 2022A), 5.000%, 7/1/2042	5,590,595
		TOTAL	64,787,034
		Utah—0.5%
3,990,000		Intermountain Power Agency, Power Supply Revenue Bonds (Series 2022A), 5.000%, 7/1/2045	4,342,349
1,755,000		Utah State Board of Higher Education (University of Utah), General Revenue Bonds (Series 2022B), 5.000%, 8/1/2037	1,997,129
		TOTAL	6,339,478
		Virginia—1.1%
4,900,000		University of Virginia (The Rectors and Visitors of), General Revenue Pledge Refunding Bonds (Series 2018B), 4.000%, 8/1/2048	4,818,001
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	8,219,077
2,500,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2049	2,372,194
		TOTAL	15,409,272
		Washington—1.6%
1,745,000		Seattle, WA (Seattle, WA Water System), Water System Improvement and Refunding Revenue Bonds (Series 2022), 5.000%, 9/1/2044	1,937,060

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$1,460,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-1), 4.000%, 8/1/2044	$1,354,038
1,500,000	[2]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,387,492
2,000,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), (United States Treasury PRF 1/1/2024@100), 7.375%, 1/1/2044	2,029,437
2,510,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	1,811,394
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	7,566,784
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	1,954,279
4,000,000		Washington State, UT GO Various Purpose Bonds (Series 2023A), 5.000%, 8/1/2043	4,449,032
		TOTAL	22,489,516
		Wisconsin—0.7%
3,000,000	[2]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	2,937,798
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,490,009
4,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	4,091,087
		TOTAL	9,518,894
		Wyoming—0.0%
200,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Refunding Bonds (Series 2021), 4.000%, 5/1/2037	199,182
225,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Refunding Bonds (Series 2021), 4.000%, 5/1/2038	220,923
		TOTAL	420,105
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $814,357,912)	799,131,817
		COMMON STOCKS—41.1%
		Communication Services—3.9%
164,563	[3]	Alphabet, Inc., Class A	21,840,802
560,609		AT&T, Inc.	8,140,043
93,767		Comcast Corp., Class A	4,243,894
77,759		Deutsche Telekom AG, Class REG	1,696,311
13,577	[3]	Meta Platforms, Inc.	4,325,632
8,731	[3]	Netflix, Inc.	3,832,647
67,000		Verizon Communications, Inc.	2,283,360
35,081	[3]	Walt Disney Co.	3,118,350
316,903	[3]	Warner Bros. Discovery, Inc.	4,141,922
		TOTAL	53,622,961
		Consumer Discretionary—3.5%
86,032	[3]	Amazon.com, Inc.	11,500,758
30,766	[3]	Aptiv PLC	3,368,569
62,018		Burberry Group PLC	1,767,734
20,730		D. R. Horton, Inc.	2,633,125
152,360		Foot Locker, Inc.	4,093,913
179,356		General Motors Co.	6,881,890
4,545		Home Depot, Inc.	1,517,303
21,645		Lowe's Cos., Inc.	5,070,774
15,195		McDonald's Corp.	4,455,174
125,552		The Wendy's Co.	2,698,113
34,157		TJX Cos., Inc.	2,955,605

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
3,218	[3]	Ulta Beauty, Inc.	$1,431,366
		TOTAL	48,374,324
		Consumer Staples—3.0%
12,064		Constellation Brands, Inc., Class A	3,291,059
8,123		Costco Wholesale Corp.	4,554,322
16,945		Hershey Foods Corp.	3,919,548
62,148		Philip Morris International, Inc.	6,197,399
25,544		Procter & Gamble Co.	3,992,527
12,947		Target Corp.	1,766,877
130,253		The Coca-Cola Co.	8,066,568
44,286		Unilever PLC	2,381,331
46,512		WalMart, Inc.	7,435,408
		TOTAL	41,605,039
		Energy—2.6%
46,482		Chevron Corp.	7,607,244
60,463		ConocoPhillips	7,117,704
111,274		Exxon Mobil Corp.	11,933,024
42,929		Schlumberger Ltd.	2,504,478
25,385		TotalEnergies SE	1,542,002
41,489		Valero Energy Corp.	5,348,347
		TOTAL	36,052,799
		Financials—6.4%
50,378		Allstate Corp.	5,676,593
26,948		American Express Co.	4,550,978
64,249		American International Group, Inc.	3,872,930
258,405		Bank of America Corp.	8,268,960
4,748		BlackRock, Inc.	3,508,060
27,907		Chubb Ltd.	5,704,470
19,685		Goldman Sachs Group, Inc.	7,005,301
42,922		Hartford Financial Services Group, Inc.	3,085,233
42,216		Intercontinental Exchange, Inc.	4,846,397
78,329		JPMorgan Chase & Co.	12,372,849
22,790		M&T Bank Corp.	3,187,409
34,885	[3]	PayPal Holdings, Inc.	2,644,981
20,155		Progressive Corp., OH	2,539,127
13,366		S&P Global, Inc.	5,273,021
27,363		Visa, Inc., Class A	6,505,006
216,257		Wells Fargo & Co.	9,982,423
		TOTAL	89,023,738
		Health Care—6.4%
29,654		Abbott Laboratories	3,301,380
80,395	[3]	Avantor, Inc.	1,653,725
6,545		Becton Dickinson & Co.	1,823,568
18,051		Bristol-Myers Squibb Co.	1,122,592
36,722		Danaher Corp.	9,366,313
24,068		Eli Lilly & Co.	10,940,109
29,228		Gilead Sciences, Inc.	2,225,420
7,745		Humana, Inc.	3,538,148
75,806		Johnson & Johnson	12,699,779

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
10,821		McKesson Corp.	$4,354,370
32,081		Medtronic PLC	2,815,429
63,430		Merck & Co., Inc.	6,764,810
183,429		Pfizer, Inc.	6,614,450
16,639		Sanofi	1,776,995
19,962	[3]	Tenet Healthcare Corp.	1,491,760
11,687		Thermo Fisher Scientific, Inc.	6,412,189
16,836		UnitedHealth Group, Inc.	8,525,245
26,307		Zimmer Biomet Holdings, Inc.	3,634,312
		TOTAL	89,060,594
		Industrials—3.4%
27,548	[3]	Boeing Co.	6,579,840
4,634		Deere & Co.	1,990,766
24,184		Dover Corp.	3,530,139
9,253		FedEx Corp.	2,497,847
39,685		Fortune Brands Innovations, Inc.	2,820,413
18,082		Hunt (J.B.) Transportation Services, Inc.	3,687,643
82,401		Knight-Swift Transportation Holdings, Inc.	5,005,861
19,655		L3Harris Technologies, Inc.	3,724,426
13,331		Parker-Hannifin Corp.	5,465,843
68,500		Stanley Black & Decker, Inc.	6,799,995
32,534		Waste Management, Inc.	5,328,744
		TOTAL	47,431,517
		Information Technology—8.0%
9,927		Accenture PLC	3,140,406
4,491	[3]	Adobe, Inc.	2,452,850
17,465		Analog Devices, Inc.	3,484,791
131,664		Apple, Inc.	25,865,393
12,423		Applied Materials, Inc.	1,883,203
9,002		Broadcom, Inc.	8,089,647
93,303		Cisco Systems, Inc.	4,855,488
59,322		IBM Corp.	8,553,046
156,335		Intel Corp.	5,592,103
26,371		Microchip Technology, Inc.	2,477,292
76,418		Microsoft Corp.	25,670,335
30,519		MKS Instruments, Inc.	3,331,759
9,207		Motorola Solutions, Inc.	2,639,002
9,921		NVIDIA Corp.	4,635,984
21,255	[3]	Salesforce, Inc.	4,782,588
33,135		TD SYNNEX Corp.	3,270,756
		TOTAL	110,724,643
		Materials—1.5%
105,468		Freeport-McMoRan, Inc.	4,709,146
16,284		Linde PLC	6,361,670
29,796		LyondellBasell Industries N.V.	2,945,633
125,480	[3]	MP Materials Corp.	2,992,698
20,489		Vulcan Materials Co.	4,517,825
		TOTAL	21,526,972

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—2.4%
71,374		American Electric Power Co., Inc.	$6,048,233
389,992		CenterPoint Energy, Inc.	11,734,859
116,968		NextEra Energy, Inc.	8,573,754
93,837		Southern Co.	6,788,169
		TOTAL	33,145,015
		TOTAL COMMON STOCKS (IDENTIFIED COST $417,754,426)	570,567,602
	[1]	SHORT-TERM MUNICIPALS—0.8%
		Alabama—0.1%
$1,050,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 4.700%, 8/1/2023	1,050,000
100,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 4.600%, 8/1/2023	100,000
		TOTAL	1,150,000
		Michigan—0.3%
4,000,000		Green Lake Township, MI (Interlochen Center), (Series 2004) Daily VRDNs, (PNC Bank, N.A. LOC), 4.550%, 8/1/2023	4,000,000
150,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 4.450%, 8/1/2023	150,000
		TOTAL	4,150,000
		Ohio—0.1%
300,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 4.450%, 8/1/2023	300,000
800,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 4.500%, 8/1/2023	800,000
		TOTAL	1,100,000
		Pennsylvania—0.3%
3,845,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 4.600%, 8/1/2023	3,845,000
200,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 4.550%, 8/1/2023	200,000
400,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank plc LOC), 3.970%, 8/3/2023	400,000
200,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 4.450%, 8/1/2023	200,000
		TOTAL	4,645,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $11,045,000)	11,045,000
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $1,243,157,338)	1,380,744,419
		OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	8,089,868
		TOTAL NET ASSETS—100%	$1,388,834,287
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,680,125 and $2,376,406, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call and written call options contracts held by the Fund throughout the period was $7,603 and $7,387, respectively. This is based on amounts held as of each month end throughout the nine-month fiscal period.
At July 31, 2023, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2023, these restricted securities amounted to $22,860,309, which represented 1.6% of total net assets.

Additional information on restricted securities held at July 31, 2023, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	5/27/2021	$261,628	$219,515
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$260,300	$216,053
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/24/2014	$500,996	$506,203
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014	$1,501,654	$1,508,913
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,147,363	$1,143,554
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1/11/2023	$2,738,207	$2,698,023
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$3,256,877	$176,357
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,064,203	$2,920,912
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$680,907	$661,221
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$727,541	$183,653
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,448,495
Pima County, AZ Industrial Development Authority (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	10/6/2022	$2,000,000	$2,011,289
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	2/2/2023	$3,000,000	$2,937,798
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,504,652	$1,387,492
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), (United States Treasury PRF 1/1/2024@100), 7.375%, 1/1/2044	1/31/2014	$1,994,555	$2,029,437
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	6/9/2021	$2,719,650	$1,811,394
3
Non-income-producing security.
4
Security in default.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$534,562,574	$—	$—	$534,562,574
International	26,840,655	9,164,373	—	36,005,028
Debt Securities:
Municipal Bonds	—	799,131,817	—	799,131,817
Short-Term Municipals	—	11,045,000	—	11,045,000
TOTAL SECURITIES	$561,403,229	$819,341,190	$—	$1,380,744,419
The following acronym(s) is used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes